Related party transactions (Details) (USD $)	12 Months Ended				0 Months Ended				12 Months Ended		0 Months Ended	12 Months Ended					0 Months Ended		0 Months Ended					12 Months Ended				0 Months Ended									12 Months Ended										0 Months Ended							0 Months Ended				0 Months Ended
	Dec. 31, 2013 sqft company	Dec. 31, 2012	Dec. 31, 2013 Office space and warehouse facilities	Dec. 31, 2012 Office space and warehouse facilities	Oct. 18, 2013 Convertible debentures Common stock	Sep. 30, 2012 Convertible debentures Conversion of principal amount	Sep. 30, 2012 Convertible debentures Conversion of accrued interest	Dec. 31, 2012 Demand notes	Dec. 31, 2013 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Dec. 31, 2012 Affiliated companies Sublease under operating leased assets Office space and warehouse facilities	Oct. 20, 2009 Affiliated companies American DG Energy	Dec. 31, 2013 Affiliated companies American DG Energy	Dec. 31, 2012 Affiliated companies American DG Energy	Dec. 31, 2013 Management Convertible debentures	Sep. 24, 2001 Management Convertible debentures	Sep. 24, 2011 Management Convertible debentures Common stock	Sep. 24, 2011 Management Convertible debentures Conversion of accrued interest	Sep. 24, 2001 Member of board of directors Convertible debentures	May 11, 2009 Member of board of directors Convertible debentures Common stock	May 11, 2009 Member of board of directors Convertible debentures Conversion of principal amount	Oct. 18, 2013 Member of board of directors Convertible debentures Conversion of accrued interest	May 11, 2009 Member of board of directors Convertible debentures Conversion of accrued interest	Oct. 18, 2013 Member of board of directors Convertible debentures Conversion of accrued interest in 2012	Dec. 31, 2013 Member of board of directors American DG Energy	Dec. 31, 2013 Member of board of directors Ilois	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos)	Sep. 24, 2001 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Common stock	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of principal amount	May 11, 2009 Chief Executive Officer (John N. Hatsopoulos) Convertible debentures Conversion of accrued interest	Oct. 03, 2013 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Nov. 30, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 07, 2011 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Sep. 10, 2008 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2012 Chief Executive Officer (John N. Hatsopoulos) Demand notes	Dec. 31, 2013 Chief Executive Officer (John N. Hatsopoulos) American DG Energy	Dec. 31, 2013 MichaelsonCapitalSpecialFinanceFundLP.Member	Dec. 31, 2010 MichaelsonCapitalSpecialFinanceFundLP.Member	Dec. 31, 2013 MichaelsonCapitalSpecialFinanceFundLP.Member Convertible debentures	Dec. 31, 2013 MichaelsonCapitalSpecialFinanceFundLP.Member Convertible debentures Common stock	Dec. 31, 2013 Chairman GlenRose Instruments	Dec. 31, 2013 Investor Ilois	Dec. 31, 2013 Investor GlenRose Instruments	Dec. 31, 2013 Investor Pharos	Dec. 31, 2013 Investor Levitronix	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Common stock	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of principal amount	Sep. 30, 2009 Joseph J. Ritchie Convertible debentures Conversion of accrued interest	Sep. 30, 2012 Nia Marie Hatsopoulos Convertible debentures Common stock	Sep. 30, 2012 Alexander J. Hatsopoulos Convertible debentures Common stock	Jan. 06, 2014 Subsequent event Demand notes	Mar. 26, 2014 Subsequent event Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility	Dec. 31, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jul. 22, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Mar. 25, 2013 Revolving credit facility Chief Executive Officer (John N. Hatsopoulos)	Jan. 06, 2014 Revolving credit facility Subsequent event	Jan. 06, 2014 Revolving credit facility Subsequent event Chief Executive Officer (John N. Hatsopoulos)
Related Party Transaction [Line Items]
Number of affiliated companies	5
Related party ownership percentage																								13.60%	7.20%												10.70%	6.40%	6.40%			15.70%	3.10%	15.70%	24.40%	21.40%
Revenue from related parties												$ 758,930	$ 3,795,666
Related party transactions agreement term											5 years
Related party transactions agreement term, renewal period											1 year
Principal amount															330,000			200,000									100,000				450,000	300,000	750,000	250,000
Related party debt, stated interest rate														6.00%																	6.00%	6.00%	6.00%	5.00%						4.00%
Debt term																																								3 years
Debt conversion, amount converted					90,967	100,000	6,100										72,959			109,033		90,967							427,432	72,567										1,000								30,000	14,433
Debt conversion, number of shares issued					75,806		85,242												400,000									1,000,000													185.19						37,028			170,480	170,480
Conversion price in usd per share					$ 1.20									$ 1.20		$ 2.00			$ 2.00		$ 4.50		$ 3.20					$ 2.00												$ 5.40							$ 1.20
Debt issuance cost																																								140,433
Officers' compensation																										1.00
Percentage of time spent on company affairs																										50.00%
Sublease rental			127,784	173,898					113,784	158,898
Sublease operating expenses offset									90,348	101,218
Headquarters consisting of office and storage space (in square feet)	27,000
Due from related party													70,811
Convertible debentures, related party, current	0	90,967																			4,367		6,913																	3,000,000
Common stock issuable upon conversion																					970		2,161																		555,556
Proceeds from sale of common stock, net of costs	2,000,000
Shares purchased by related party	444,445
Price per share	$ 4.50
Demand notes payable, related party, current	3,000,000	0						1,337,500																											1,750,000	1,300,000																1,750,000
Interest paid on debt	55,639	0																																																		175,311						25,347
Working capital line of credit with related party																																																					3,500,000			1,055,000	1,500,000
Amount outstanding																																																							1,200,000				1,200,000
Variable rate																																																						1.50%
Due to Related Parties, Current	$ 119,667	$ 0